Condensed financial information of the parent company (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Financial Statements, Captions [Line Items]
NET INCOME	$ 7,024,054	$ 5,242,789	$ 6,578,260
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	(497,722)	(2,110,311)	428,196
COMPREHENSIVE INCOME	6,526,332	3,132,478	7,006,456
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
EQUITY INCOME OF SUBSIDIARIES	7,417,705	5,782,018	6,775,739
NET INCOME	7,417,705	5,782,018	6,775,739
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	(518,799)	(2,050,374)	347,249
COMPREHENSIVE INCOME	$ 6,898,906	$ 3,731,644	$ 7,122,988